Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (79,837)	$ (53,068)	$ (6,282)	$ (103,679)	$ (50,577)
Other comprehensive (loss) income:
Postretirement curtailment adjustment		(1,346)	(1,346)
Postretirement liability adjustment		2,164	(3,919)	4,407	(3,648)
Foreign currency translation adjustment	(6,299)		(5,816)
Other comprehensive (loss) income:	(6,299)	818	(11,081)	4,407	(3,648)
Comprehensive loss	(86,136)	(52,250)	(17,363)	(99,272)	(54,225)
Less comprehensive loss attributable to the noncontrolling interest in consolidated subsidiaries	(1,982)	(2,270)	915	4,434	824
Less comprehensive loss attributable to Summit Holdings	$ (84,154)	$ (49,980)	$ (18,278)	$ (103,706)	$ (55,049)